Schedule of Investments
Thornburg High Income Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 1.3%
	Financial Services — 1.3%
	Capital Markets — 1.3%
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	3	$72,468
			72,468
	Total Preferred Stock (Cost $70,500)		72,468
	Asset Backed Securities — 17.8%
	Auto Receivables — 1.6%
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$37,496	37,902
	DT Auto Owner Trust,
[c]	Series 2023-2A Class C, 5.79% due 2/15/2029	2,621	2,623
[c]	Series 2023-3A Class C, 6.40% due 5/15/2029	14,726	14,789
[c]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	34,141	34,133
			89,447
	Other Asset Backed — 8.2%
[c]	321 Henderson Receivables I LLC, Series 2004-A Class A2, 5.538% due 9/15/2045	57,976	57,976
	BHG Securitization Trust,
[c]	Series 2021-A Class A, 1.42% due 11/17/2033	3,890	3,884
[c]	Series 2023-B Class A, 6.92% due 12/17/2036	27,220	28,069
[c]	Foundation Finance Trust, Series 2021-1A Class A, 1.27% due 5/15/2041	28,865	27,188
[c]	Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1 Class A, 4.50% due 6/25/2052	25,136	25,114
	Goodgreen Trust,
[c]	Series 2020-1A Class A, 2.63% due 4/15/2055	42,810	35,782
[c]	Series 2021-1A Class A, 2.66% due 10/15/2056	48,612	40,573
[c]	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS Class A, 2.70% due 1/20/2049	31,545	25,529
[c]	Mosaic Solar Loan Trust, Series 2020-2A Class B, 2.21% due 8/20/2046	33,129	26,275
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	1,494	1,495
[c]	Oportun Issuance Trust, Series 2021-B Class A, 1.47% due 5/8/2031	14,253	14,047
[b,c]	Pagaya AI Debt Grantor Trust, Series 2025-5 Class A, 5.108% due 3/15/2033	46,172	46,188
[c]	Pagaya AI Debt Selection Trust, Series 2024-7 Class C, 7.095% due 12/15/2031	38,425	38,455
[c]	Post Road Equipment Finance LLC, Series 2024-1A Class A2, 5.59% due 11/15/2029	4,795	4,799
[c]	Retained Vantage Data Centers Issuer LLC, Series 2024-1A Class A2, 4.992% due 9/15/2049	25,000	24,468
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	41,902	41,424
[c]	Sierra Timeshare Receivables Funding LLC, Series 2022-3A Class B, 6.32% due 7/20/2039	27,307	27,524
			468,790
	Student Loan — 8.0%
[c]	College Avenue Student Loans LLC, Series 2017-A Class A2, 3.75% due 11/26/2046	37,596	35,814
	Commonbond Student Loan Trust,
[c]	Series 2016-B Class A1, 2.73% due 10/25/2040	23,935	23,610
[c]	Series 2017-AGS Class A1, 2.55% due 5/25/2041	20,460	19,799
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	15,734	14,414
[c]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	37,779	37,282
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	32,014	30,199
[b]	National Collegiate Student Loan Trust, Series 2005-1 Class B, 4.143% (TSFR1M + 0.49%) due 3/26/2035	12,221	11,552
	Navient Private Education Refi Loan Trust,
[c]	Series 2019-GA Class A, 2.40% due 10/15/2068	17,440	16,858
[c]	Series 2020-FA Class A, 1.22% due 7/15/2069	10,858	10,196
[c]	Series 2020-HA Class A, 1.31% due 1/15/2069	29,483	27,873
[b,c]	Navient Student Loan Trust, Series 2019-BA Class A2B, 4.72% (TSFR1M + 1.09%) due 12/15/2059	20,994	20,894
	Nelnet Student Loan Trust,
[b,c]	Series 2021-CA Class AFL, 4.494% (TSFR1M + 0.85%) due 4/20/2062	37,523	37,273
[c]	Series 2023-PL1A Class A1B, 7.15% due 11/25/2053	37,391	38,132
	SLM Student Loan Trust,
[b]	Series 2005-9 Class B, 4.23% (SOFR90A + 0.56%) due 1/25/2041	72,139	68,862
[b]	Series 2006-7 Class B, 4.13% (SOFR90A + 0.46%) due 1/27/2042	33,356	31,197
[c]	SoFi Professional Loan Program LLC, Series 2019-C Class A2FX, 2.37% due 11/16/2048	15,583	15,110
[b]	Wachovia Student Loan Trust, Series 2005-1 Class B, 4.23% (SOFR90A + 0.56%) due 10/25/2040	20,406	18,963
			458,028
	Total Asset Backed Securities (Cost $1,014,360)		1,016,265

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Corporate Bonds — 55.3%
	Capital Goods — 5.5%
	Aerospace & Defense — 1.9%
[c]	BWX Technologies, Inc., 4.125% due 6/30/2028	$55,000	$53,955
[c]	TransDigm, Inc., 6.75% due 8/15/2028	55,000	55,551
	Machinery — 3.3%
[c,d]	ATS Corp., 4.125% due 12/15/2028	35,000	34,111
[c]	Axon Enterprise, Inc., 6.125% due 3/15/2030	43,000	43,866
[c]	Esab Corp., 6.25% due 4/15/2029	55,000	55,823
[c]	Mueller Water Products, Inc., 4.00% due 6/15/2029	55,000	53,210
	Trading Companies & Distributors — 0.3%
[c]	Windsor Holdings III LLC, 8.50% due 6/15/2030	18,000	18,755
			315,271
	Commercial & Professional Services — 3.2%
	Commercial Services & Supplies — 1.6%
[c]	ACCO Brands Corp., 4.25% due 3/15/2029	18,000	16,754
[c]	Clean Harbors, Inc., 5.125% due 7/15/2029	55,000	54,713
[c]	VT Topco, Inc., 8.50% due 8/15/2030	18,000	18,278
	Professional Services — 1.6%
[c]	Gartner, Inc., 3.625% due 6/15/2029	43,000	40,695
[c]	Korn Ferry, 4.625% due 12/15/2027	55,000	54,716
			185,156
	Consumer Durables & Apparel — 2.0%
	Household Durables — 0.2%
[c]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	18,000	9,542
	Textiles, Apparel & Luxury Goods — 1.8%
[c]	Champ Acquisition Corp., 8.375% due 12/1/2031	36,000	37,796
[c]	Levi Strauss & Co., 3.50% due 3/1/2031	55,000	51,029
[c]	Under Armour, Inc., 7.25% due 7/15/2030	13,000	13,130
			111,497
	Consumer Services — 1.6%
	Hotels, Restaurants & Leisure — 1.6%
[c]	Aramark Services, Inc., 5.00% due 2/1/2028	55,000	54,879
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	35,000	33,600
			88,479
	Consumer Staples Distribution & Retail — 1.3%
	Consumer Staples Distribution & Retail — 1.3%
[c]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	18,000	18,841
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	55,000	54,342
			73,183
	Energy — 6.9%
	Oil, Gas & Consumable Fuels — 6.9%
[c]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	44,000	44,046
[c]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	22,000	22,873
[d]	Ecopetrol SA, 7.75% due 2/1/2032	15,000	15,703
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	47,000	43,609
[c]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	45,000	45,514
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	44,000	43,206
[d]	Petroleos Mexicanos, 5.95% due 1/28/2031	15,000	14,834
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	35,000	35,120
[c]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	18,000	18,793
	Sunoco LP,
[c]	5.875% due 7/15/2027	35,000	35,002
[c]	6.625% due 8/15/2032	35,000	35,585
[c]	Whistler Pipeline LLC, 5.70% due 9/30/2031	38,000	38,960
			393,245

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	Diversified REITs — 0.9%
[c]	Iron Mountain, Inc., 5.25% due 7/15/2030	$55,000	$54,133
			54,133
	Financial Services — 3.2%
	Capital Markets — 1.2%
[c]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	27,000	28,368
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	42,000	40,818
	Consumer Finance — 1.0%
[c]	FirstCash, Inc., 5.625% due 1/1/2030	55,000	54,722
	Financial Services — 1.0%
[c]	EZCORP, Inc., 7.375% due 4/1/2032	55,000	57,687
			181,595
	Food, Beverage & Tobacco — 3.3%
	Beverages — 0.6%
[c,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	35,000	34,406
	Food Products — 2.0%
	Darling Ingredients, Inc.,
[c]	5.25% due 4/15/2027	35,000	34,964
[c]	6.00% due 6/15/2030	25,000	25,167
[c]	Post Holdings, Inc., 6.25% due 2/15/2032	55,000	55,833
	Tobacco — 0.7%
[c]	Turning Point Brands, Inc., 7.625% due 3/15/2032	35,000	36,190
			186,560
	Health Care Equipment & Services — 2.6%
	Health Care Equipment & Supplies — 0.7%
[c]	Medline Borrower LP, 3.875% due 4/1/2029	42,000	40,781
	Health Care Providers & Services — 1.9%
[c]	Charles River Laboratories International, Inc., 3.75% due 3/15/2029	43,000	41,270
[c]	Select Medical Corp., 6.25% due 12/1/2032	30,000	29,156
	Tenet Healthcare Corp., 6.125% due 6/15/2030	35,000	35,257
			146,464
	Household & Personal Products — 1.9%
	Household Products — 0.9%
[c]	Energizer Holdings, Inc., 4.75% due 6/15/2028	18,000	17,846
[c]	Prestige Brands, Inc., 5.125% due 1/15/2028	35,000	34,952
	Personal Care Products — 1.0%
[c]	Edgewell Personal Care Co., 5.50% due 6/1/2028	55,000	54,907
			107,705
	Insurance — 2.7%
	Insurance — 2.7%
[c]	American National Group, Inc., 6.144% due 6/13/2032	43,000	44,285
[c]	Constellation Global Funding, 4.85% due 10/22/2030	28,000	27,408
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	45,000	43,646
[c]	Sammons Financial Group, Inc., 6.875% due 4/15/2034	39,000	41,660
			156,999
	Materials — 3.6%
	Chemicals — 1.2%
[c,d]	NOVA Chemicals Corp., 9.00% due 2/15/2030	35,000	36,680
[c,d]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	35,000	33,439
	Containers & Packaging — 1.8%
	Crown Americas LLC, 5.875% due 6/1/2033	55,000	55,354
[c]	Graphic Packaging International LLC, 3.50% due 3/1/2029	35,000	33,256
[c,d]	OI European Group BV, 4.75% due 2/15/2030	15,000	14,241
	Metals & Mining — 0.6%
[c]	Novelis Corp., 3.875% due 8/15/2031	35,000	31,860
			204,830

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Media & Entertainment — 1.5%
	Media — 1.5%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	$55,000	$49,547
[c]	DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc., 5.875% due 8/15/2027	3,000	2,997
[c]	Sirius XM Radio LLC, 4.00% due 7/15/2028	35,000	34,080
			86,624
	Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
	Life Sciences Tools & Services — 1.0%
[c]	Avantor Funding, Inc., 4.625% due 7/15/2028	55,000	54,429
			54,429
	Real Estate Management & Development — 0.9%
	Real Estate Management & Development — 0.9%
[c]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	11,000	11,017
[c]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	39,000	40,545
			51,562
	Semiconductors & Semiconductor Equipment — 0.8%
	Semiconductors & Semiconductor Equipment — 0.8%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	35,000	29,270
[c]	Qorvo, Inc., 3.375% due 4/1/2031	20,000	18,268
			47,538
	Software & Services — 6.5%
	Information Technology Services — 1.9%
[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	55,000	55,915
[c]	Science Applications International Corp., 4.875% due 4/1/2028	55,000	54,583
	Internet Software & Services — 0.6%
[c]	Arches Buyer, Inc., 4.25% due 6/1/2028	18,000	17,686
[c]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	18,000	17,879
	Software — 4.0%
[c,d]	Constellation Software, Inc., 5.158% due 2/16/2029	44,000	44,118
[c]	Fair Isaac Corp., 4.00% due 6/15/2028	55,000	53,726
[c]	MSCI, Inc., 3.875% due 2/15/2031	43,000	40,714
[c,d]	Open Text Corp., 3.875% due 2/15/2028	55,000	53,564
[c]	SS&C Technologies, Inc., 5.50% due 9/30/2027	35,000	34,991
			373,176
	Technology Hardware & Equipment — 2.6%
	Electronic Equipment, Instruments & Components — 2.6%
[c]	Sensata Technologies, Inc., 4.375% due 2/15/2030	60,000	58,365
[c]	WESCO Distribution, Inc., 6.375% due 3/15/2029	55,000	56,084
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	35,000	35,475
			149,924
	Utilities — 3.3%
	Electric Utilities — 2.5%
[c]	Hawaiian Electric Co., Inc., 6.00% due 10/1/2033	57,000	56,472
[c]	ITC Holdings Corp., 5.65% due 5/9/2034	43,000	44,065
[c]	Kentucky Power Co., 7.00% due 11/15/2033	42,000	45,193
	Gas Utilities — 0.8%
[c,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	44,000	43,434
			189,164
	Total Corporate Bonds (Cost $3,163,026)		3,157,534
	Other Government — 0.5%
[d]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	15,000	13,561
	U.K. Gilts (GBP), 4.125% due 7/22/2029	12,000	15,882
	Total Other Government (Cost $28,233)		29,443

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	U.S. Government Agencies — 0.5%
[b,e]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	$27,000	$27,000
	Total U.S. Government Agencies (Cost $27,049)		27,000
	Mortgage Backed — 18.8%
[b,c]	A&D Mortgage Trust, Whole Loan Securities Trust CMO, Series 2023-NQM2 Class A2, 6.632% due 5/25/2068	46,820	46,689
[b,c]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-F Class A1, 2.86% due 7/25/2059	31,424	30,730
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-3 Class A2, 2.41% due 4/25/2065	36,409	35,013
[b,c]	Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	54,772
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A3, 6.40% due 12/1/2063	46,736	46,794
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2021-J2 Class A4, 2.50% due 4/25/2051	40,105	35,760
[b,c]	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2013-A Class A, 3.00% due 5/25/2042	25,966	24,815
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-6 Class B1, 4.252% due 12/25/2049	47,491	44,461
[b,c]	Series 2019-HYB1 Class B4, 5.122% due 10/25/2049	45,394	45,339
[b,c]	Series 2019-INV1 Class B3, 4.928% due 9/25/2049	48,224	46,535
[b,c]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2021-GS4 Class A1, 5.65% due 11/25/2060	43,834	45,016
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	30,000	29,876
[b,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A2, 7.319% due 10/25/2063	55,641	55,654
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-EXP3 Class 1A8, 3.00% due 1/25/2060	47,155	42,382
[b,c]	Series 2023-J2 Class A5, 6.00% due 11/25/2053	39,078	39,151
[b,c]	Oceanview Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A1A, 1.733% due 5/28/2050	15,897	14,737
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-AFC3 Class A3, 7.088% due 9/25/2058	43,950	43,867
[b,c]	Series 2024-HOME1 Class A2, 6.634% due 5/25/2059	35,666	35,842
[b,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2024-NQM3 Class M1B, 6.877% due 8/25/2069	20,000	20,248
[b,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.859% due 1/25/2065	21,044	20,202
[b]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2013-4 Class B1, 3.434% due 4/25/2043	40,617	39,212
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	67,869	67,546
[b,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R2 Class A3, 1.227% due 2/25/2064	53,108	49,088
[b,c]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	30,531	30,537
[b,c]	VOLT CII LLC, Whole Loan Securities Trust CMO, Series 2021-NP11 Class A1, 5.868% due 8/25/2051	7,675	7,676
[b,c]	VOLT CVI LLC, Whole Loan Securities Trust CMO, Series 2021-NP12 Class A1, 6.734% due 12/26/2051	35,006	35,032
[b,c]	VOLT XCV LLC, Series 2021-NPL4 Class A1, 6.24% due 3/27/2051	2,275	2,276
	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-1 Class A2, 3.50% due 6/20/2044	46,639	44,207
[b,c]	Series 2016-1 Class B4, 3.774% due 1/20/2046	44,157	39,516
	Total Mortgage Backed (Cost $1,073,196)		1,072,973
	Short-Term Investments — 5.7%
[f]	Thornburg Capital Management Fund	32,685	326,844
	Total Short-Term Investments (Cost $326,844)		326,844
	Total Investments — 99.9% (Cost $5,703,208)		$5,702,527
	Other Assets Less Liabilities — 0.1%		7,651
	Net Assets — 100.0%		$5,710,178

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

c
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$4,920,718, representing 86.17% of the Fund’s net assets.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Investment in Affiliates.

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund
June 30, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ACB	Agricultural Credit Bank
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
GBP	Denominated in Pound Sterling
SOFR90A	Secured Overnight Financing Rate 90-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg High Income Bond Managed Account Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg High Income Bond Managed Account Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg High Income Bond Managed Account Fund
June 30, 2026 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$123,832	$1,895,564	$(1,692,552)	$-	$-	$326,844	$8,998